Nature of Business and Summary of Significant Accounting Policies - Schedule of Changes in the Liabilities with Significant Unobservable Inputs (Details) (10K) - Derivative Liability [Member] - USD ($)
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Liabilities with significant unobservable inputs , beginning balance	$ 1,927,752	$ 3,973,542
Increase in Derivative Liability resulting from Issuance of convertible debt	9,185,674	2,525,515
Decrease in Derivative Liability resulting from Settlements by debt extinguishment	(8,156,369)	(1,718,013)
Decrease/Increase in Derivative Liability resulting from Change in estimated fair value	2,982,543	(2,853,292)
Liabilities with significant unobservable inputs, ending balance	$ 5,939,600	$ 1,927,752